TAXES RECOVERABLE (Tables)	12 Months Ended
Dec. 31, 2019
Taxes Recoverable
Schedule of taxes recoverable
	December 31, 2019	December 31, 2018
VAT recoverable	$2,652	$3,144
GST recoverable	42	82
Income taxes recoverable	2,789	2,117
	$5,483	$5,343